SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation number of shares available for grant	1,188,093
Share based compensation vesting period	4 years
Unrecognized share based compensation expense	$ 59,583
Unrecognized share based compensation expense recognition period	2 years 7 months 28 days
Expected dividend yield	0.00%	0.00%	0.00%
Total fair value of RSU's and PSU's vested	$ 12,547	$ 5,981	$ 998